CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Total	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ (313,482)	$ 209,939	$ (523,745)	$ 324
Comprehensive income (loss)
Net (loss) income	27,667	0	27,667	0
Currency translation	1,639	0	0	1,639
Minimum pension liability for actuarial loss, net of tax	(740)	0	0	(740)
Comprehensive (loss) income	28,566
Non-cash equity contribution by affiliate	114,929	114,929	0	0
Contributions and repurchase of equity, net	(550)	(550)	0	0
Tax payments on behalf of parent	(1,532)	(1,532)	0	0
Repurchase of former employee equity	(1,183)	(1,183)	0	0
Stock compensation	164	164	0	0
Ending Balance at Dec. 31, 2010	(173,088)	321,767	(496,078)	1,223
Comprehensive income (loss)
Net (loss) income	(84,507)	0	(84,507)	0
Currency translation	(691)	0	0	(691)
Minimum pension liability for actuarial loss, net of tax	(6,600)	0	0	(6,600)
Comprehensive (loss) income	(91,798)
Tax payments on behalf of parent	0
Repurchase of former employee equity	(12,866)	(12,866)	0	0
Stock compensation	430	430	0	0
Ending Balance at Dec. 31, 2011	(277,322)	309,331	(580,585)	(6,068)
Comprehensive income (loss)
Net (loss) income	(39,055)	0	(39,055)	0
Currency translation	835	0	0	835
Minimum pension liability for actuarial loss, net of tax	(1,103)	0	0	(1,103)
Comprehensive (loss) income	(39,323)
Tax payments on behalf of parent	0
Stock compensation	1,703	1,703	0	0
Ending Balance at Dec. 31, 2012	$ (314,942)	$ 311,034	$ (619,640)	$ (6,336)